Hartford Schroders International Contrarian Value Fund Expense Example - Hartford Schroders International Contrarian Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 661
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,227
Expense Example, with Redemption, 10 Years	2,058
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	641
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,410
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,254
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,163
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,153
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,024
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,024